ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Customer security deposit	$ 64,101	$ 71,333
Service fees payable	114,839
Rent payable	14,390	9,720
Due to employees and other	21,300	1,123
Others	19,253	22,983
Accrued expenses and other current liabilities	$ 233,883	$ 105,159